Government Grant (Tables)	12 Months Ended
Sep. 30, 2024
Government Grant [Abstract]
Summary of Government Grant

Government Grant
Balance at September 30, 2022	—
Pledged during the year	10,675
Released to the statement of comprehensive income	(41)
Balance at September 30, 2023	10,634
thereof current	—
thereof non-current	10,634
Pledged during the year	239
Released to the statement of comprehensive income	(499)
Balance at September 30, 2024	10,374
thereof current	—
thereof non-current	10,374